PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, plant and equipment, net
Property and equipment gross	¥ 4,805,293		¥ 4,398,727
Less: accumulated depreciation	(2,749,468)		(2,412,683)
Less: accumulated impairment	(19,272)		(14,337)
Net book value	2,036,553		1,971,707		$ 295,272
Depreciation expense	918,261	$ 133,135	879,729	¥ 552,798
Office building
Property, plant and equipment, net
Property and equipment gross	707,693		426,947
Vehicles
Property, plant and equipment, net
Property and equipment gross	21,821		20,360
Computer equipment
Property, plant and equipment, net
Property and equipment gross	1,049,049		1,071,326
Furniture and office equipment
Property, plant and equipment, net
Property and equipment gross	387,781		421,157
Leasehold improvement
Property, plant and equipment, net
Property and equipment gross	2,444,146		2,315,577
Construction in progress
Property, plant and equipment, net
Property and equipment gross	¥ 194,803		¥ 143,360